Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

The Company entered into employment agreements with certain shareholders on February 15, 2014 and agreed to pay these shareholders a total compensation of $6,000 per month. The agreements ended on February 15, 2015. For the six months ended June 30, 2015, the Company recorded salary expenses of $9,000 to these shareholders.

In September 2014, the Company entered into a lease agreement with its Chief Executive Officer for leasing an office in Taiwan. The Company agreed to pay approximately NT$1,000 (approximately $32) per month to the officer. For the six months ended June 30, 2015, the Company recorded rent expenses of NT$6,000 (approximately $194). As of June 30, 2015, the Company had accrued rent expense of $194.

5.	Related Party Transactions

The Company entered into employment agreements with certain shareholders on February 15, 2014 and agreed to pay these shareholders a total compensation of $6,000 per month. As of December 31, 2014, the Company had paid $27,000 to the shareholders and accrued $36,126 payable to these shareholders.